Expense Example - iShares iBonds Dec 2029 Term Corporate ETF - iShares iBonds Dec 2029 Term Corporate ETF	Mar. 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	32
Expense Example, with Redemption, 5 Years	56
Maturity	$ 109